CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 93,831	$ 181,275	$ 197,919
OTHER COMPREHENSIVE INCOME:
Change in net unrealized gains of marketable securities, net of tax	409	1,339	5,814
TOTAL COMPREHENSIVE INCOME	$ 94,240	$ 182,614	$ 203,733